Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]

	CEO: Craig W. Best		CEO: Timothy G. Henry
	Summary Compensation Total for PEO	Compensation Actually Paid to PEO	Summary Compensation Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Total for Other NEOs	Average Summary Compensation Actually Paid for Other NEOs	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income
	(1)	(2)	(1)	(2)	(3)	(4)	(5)	(6)
Year	$	$	$	$	$	$	$	$ 000's
2025	788,859	801,834	311,266	339,593	481,601	515,741	156.26	21,226
2024	-	-	762,401	738,618	452,147	439,964	102.17	11,099
2022	-	-	766,220	725,355	424,903	393,257	103.53	13,598

(1) Compensation as reported in the Summary Compensation Table for the PEO Timothy G. Henry and Craig W. Best, for the years indicated.Mr. Henry retired from the Corporation on May 2, 2025.

(2) Compensation actually paid to the PEO calculated each year and reflects the respective amounts set forth in column (1) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

(3) The average of the total compensation reported in the Summary Compensation Table for the Other NEOs. Included in the average figures shown for 2025, 2024 and 2023 are Messrs. Hollar and Carroll.

(4) Average compensation actually paid to the Other NEOs for each year reflects the respective amounts set forth in column (3) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

(5) Total shareholder return shows the value at each year-end assuming the investment of $100 on the last day December 31, 2022 and the reinvestment of all dividends during the years.

(6) Net income of the Corporation for the reported year.

Named Executive Officers, Footnote [Text Block]	Compensation as reported in the Summary Compensation Table for the PEO Timothy G. Henry and Craig W. Best, for the years indicated.Mr. Henry retired from the Corporation on May 2, 2025.
PEO Total Compensation Amount		$ 762,401	$ 766,220
PEO Actually Paid Compensation Amount		738,618	725,355
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid to the PEO calculated each year and reflects the respective amounts set forth in column (1) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.
Non-PEO NEO Average Total Compensation Amount	$ 481,601	452,147	424,903
Non-PEO NEO Average Compensation Actually Paid Amount	$ 515,741	439,964	393,257
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Average compensation actually paid to the Other NEOs for each year reflects the respective amounts set forth in column (3) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.
Total Shareholder Return Amount	$ 156.26	102.17	103.53
Net Income (Loss) Attributable to Parent	$ 21,226,000	11,099,000	13,598,000
PEO Name	Timothy G. Henry and Craig W. Best
Craig W. Best [Member]
Pay vs Performance Disclosure [Line Items]
PEO Total Compensation Amount	$ 788,859
PEO Actually Paid Compensation Amount	801,834
Timothy G. Henry [Member]
Pay vs Performance Disclosure [Line Items]
PEO Total Compensation Amount	311,266	762,401	766,220
PEO Actually Paid Compensation Amount	339,593	738,618	725,355
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table | PEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount		(52,240)	(39,000)
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table | PEO | Craig W. Best [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(44,610)
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table | PEO | Timothy G. Henry [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(65,392)
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table | Non-PEO NEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(30,906)	(33,147)	(12,074)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested | PEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount		59,800	37,860
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested | Non-PEO NEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	41,164	37,943	11,721
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year | PEO | Craig W. Best [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	57,585
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year | PEO | Timothy G. Henry [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	66,711
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested | PEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount		(24,056)	(34,188)
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested | Non-PEO NEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	19,702	(14,938)	(29,792)
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year | PEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount		(7,287)	(5,537)
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year | PEO | Timothy G. Henry [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	27,008
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year | Non-PEO NEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ 4,180	$ (2,041)	$ (1,501)